RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Related Party Receivables, Current	$ 6,274	$ 17,526
Orizon SA [Member]
Statement [Line Items]
ID No	96.929.960-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	2
Via Limpia SPA [Member]
Statement [Line Items]
ID No	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	11
Current receivables [Member]
Statement [Line Items]
Related Party Receivables, Current	$ 6,274	17,526
Current receivables [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
ID No	91.440.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 8	14
Current receivables [Member] | Eka Chile S.A [Member]
Statement [Line Items]
ID No	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 1,251	1,834
Current receivables [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
ID No	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 575	10,519
Current receivables [Member] | Unilin Arauco Pisos Ltda. [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Joint Venture
Country	Brazil
Currency	Brazilian Real
Maturity	30 days
Related Party Receivables, Current	$ 829	197
Current receivables [Member] | Colbun S.A. [Member]
Statement [Line Items]
ID No	96.505.760-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	43
Current receivables [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
ID No	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 866	834
Current receivables [Member] | Fundación Educacional Arauco [Member]
Statement [Line Items]
ID No	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 0	931
Current receivables [Member] | Fundación Acerca Redes [Member]
Statement [Line Items]
ID No	65.097.218-K
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 968	1,319
Current receivables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an Associate
Country	Chile
Currency	UF
Maturity	-
Related Party Receivables, Current	$ 0	498
Current receivables [Member] | Sonae Arauco Portugal SA [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Subsidiary of a Joint Venture
Country	Portugal
Currency	U.S. Dollar
Maturity	30 days
Related Party Receivables, Current	$ 369	0
Current receivables [Member] | E2E S.A. One [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	10-may-21
Related Party Receivables, Current	$ 460	0
Current receivables [Member] | E2E S.A. Two [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	28-Oct-20
Related Party Receivables, Current	$ 288	278
Current receivables [Member] | Colbún Transmisión S.A. [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 639	1,058
Current receivables [Member] | Colbn Transmision SA [Member]
Statement [Line Items]
ID No	76.218.856-2
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Receivables, Current	$ 0	1
Current receivables [Member] | CMPC Maderas S.A [Member]
Statement [Line Items]
ID No	95.304.000-K
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 21	0
Current payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 3,739	8,880
Current payables [Member] | Abastible S.A. [Member]
Statement [Line Items]
ID No	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 139	156
Current payables [Member] | Fundación Educacional Arauco [Member]
Statement [Line Items]
ID No	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 694
Current payables [Member] | Compañía Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 236	447
Current payables [Member] | Compañía de Petróleos de Chile S.A.
Statement [Line Items]
ID No	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 2,657	8,075
Current payables [Member] | Portaluppi, Guzman y Bezanilla Asesorías LTDA. [Member]
Statement [Line Items]
ID No	78.096.080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 0	68
Current payables [Member] | Adm. de ventas al detalle Arco Prime Ltda [Member]
Statement [Line Items]
ID No	77.215.640-5
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 1	0
Current payables [Member] | Red to Green S.A. [Member]
Statement [Line Items]
ID No	86.370.800-1
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	1
Current payables [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
ID No	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 7	96
Current payables [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
ID No	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	5
Current payables [Member] | Elemental S.A. [Member]
Statement [Line Items]
ID No	76.659.730-0
Nature of Relationship	Associate of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	4
Current payables [Member] | Sonae Arauco Portugal SA [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Subsidiary of a Joint Venture
Country	Portugal
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 0	7
Current payables [Member] | Air BP Copec S.A. [Member]
Statement [Line Items]
ID No	96.942.120-8
Nature of Relationship	Joint venture of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 5	$ 8